Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Borrowings
Summary of non-convertible promissory notes payable

	As of June 30,	As of December 31,
	2023	2022
Malta loan receipt 3 – June 3, 2022	$63,459	$62,365
Malta loan receipt 2 – August 10, 2021	309,106	303,778
Malta loan receipt 1 – February 9, 2021	500,626	491,996
Interest added to principal	28,822	11,551
Total principal outstanding	902,013	869,690
Plus: accrued interest	19,904	16,775
Total promissory notes payable	$921,917	$886,465

	As of December 31,
	2022	2021
Malta loan receipt 3 – June 3, 2022	$62,365	$—
Malta loan receipt 2 – August 10, 2021	303,778	322,190
Malta loan receipt 1 – February 9, 2021	491,996	521,816
Interest added to principal	11,551	—
Total principal outstanding	869,690	844,006
Plus accrued interest	16,775	12,252
Total promissory notes payable	$886,465	$856,258